Shareholder’s Deficit (Details) - USD ($)	1 Months Ended		8 Months Ended
	Feb. 28, 2025		Sep. 30, 2025	May 31, 2025	Feb. 20, 2025
Shareholder’s Deficit (Details) [Line Items]
Preferred shares, shares authorized	5,000,000		5,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred shares, shares issued	0		0
Preferred shares, shares outstanding	0		0
Percentage of conversion of common stock shares			26.00%
Ordinary stock shares voting rights			the Company’s Class A ordinary shares and Class B ordinary shares are entitled to one vote for each share held on all matters to be voted on by shareholders.
Majority shareholder percentage			50.00%
Affirmative vote percentage			90.00%
BLUE ACQUISITION CORP [Member]
Shareholder’s Deficit (Details) [Line Items]
Preferred shares, shares authorized	5,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001
Preferred shares, shares issued	0
Preferred shares, shares outstanding	0
Percentage of conversion of common stock shares	26.00%
Ordinary stock shares voting rights	the Company’s Class A ordinary shares and Class B ordinary shares are entitled to one vote for each share held on all matters to be voted on by shareholders.
Majority shareholder percentage	50.00%
Affirmative vote percentage	90.00%
Sponsor [Member]
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.004
Ordinary shares, shares outstanding				7,069,913
Capital contribution (in Dollars)					$ 25,000
Stock issued during period shares of additional founder shares				1,009,988
Shares issued, price per share (in Dollars per share)				$ 0.004
Sponsor [Member] | BLUE ACQUISITION CORP [Member]
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.004
Capital contribution (in Dollars)					$ 25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	922,163
Subsequent Event [Member]
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, shares outstanding				7,069,913
Stock issued during period shares of additional founder shares				1,009,988
Shares issued, price per share (in Dollars per share)				$ 0.004
Subsequent Event [Member] | BLUE ACQUISITION CORP [Member]
Shareholder’s Deficit (Details) [Line Items]
Stock issued during period shares of additional founder shares				1,009,988
Subsequent Event [Member] | Sponsor [Member] | BLUE ACQUISITION CORP [Member]
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, shares outstanding				7,069,913
Shares issued, price per share (in Dollars per share)				$ 0.004
Class A ordinary shares
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares outstanding	0		767,250
Ordinary shares, shares issued	0		767,250
Excluding shares subject to possible redemption			20,125,000
Class A ordinary shares | BLUE ACQUISITION CORP [Member]
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, shares authorized	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares outstanding	0
Ordinary shares, shares issued	0
Class B ordinary shares
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, shares authorized	50,000,000	[1],[2]	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	[1],[2]	$ 0.0001
Ordinary shares, shares outstanding	7,069,913	[1],[2]	7,069,913
Ordinary shares, shares issued	7,069,913	[1],[2]	7,069,913
Class B ordinary shares | BLUE ACQUISITION CORP [Member]
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, shares authorized	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares outstanding	69,913
Ordinary shares, shares issued	7,069,913
Class B ordinary shares | Sponsor [Member]
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, shares issued					6,059,925
Class B ordinary shares | Sponsor [Member] | BLUE ACQUISITION CORP [Member]
Shareholder’s Deficit (Details) [Line Items]
Ordinary shares, shares issued					6,059,925
Over-Allotment Option [Member]
Shareholder’s Deficit (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	922,163
Over-Allotment Option [Member] | Maximum [Member] | Sponsor [Member]
Shareholder’s Deficit (Details) [Line Items]
Common stock shares subject to forfeiture	922,163

[1]	In May 2025, the Company effected a share capitalization for an additional 1,009,988 Class B ordinary shares, resulting in 7,069,913 Class B ordinary shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalization.
[2]	Includes up to 922,163 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 8).